Variable Interest Entities - Schedule of Nonconsolidated VIEs (Details) - USD ($) $ in Thousands		Nov. 30, 2021		Nov. 30, 2020		Nov. 30, 2019
Variable Interest Entity [Line Items]
Assets		$ 60,404,110	[1]	$ 53,118,352	[1]	$ 49,460,234
Liabilities	[1]	49,674,070		43,530,151
Variable interest entity, not primary beneficiary
Variable Interest Entity [Line Items]
Assets		2,002,700		1,231,200
Liabilities		2,000		200
Maximum Exposure to Loss		4,155,800		2,092,800
VIE Assets		28,932,400		25,100,300
CLOs | Variable interest entity, not primary beneficiary
Variable Interest Entity [Line Items]
Assets		582,200		60,700
Liabilities		2,000		200
Maximum Exposure to Loss		2,557,100		642,700
VIE Assets		10,277,500		6,849,100
Asset-backed vehicles | Variable interest entity, not primary beneficiary
Variable Interest Entity [Line Items]
Assets		281,900		251,600
Liabilities		0		0
Maximum Exposure to Loss		359,300		377,200
VIE Assets		3,474,600		2,462,700
Related party private equity vehicles | Variable interest entity, not primary beneficiary
Variable Interest Entity [Line Items]
Assets		27,100		19,000
Liabilities		0		0
Maximum Exposure to Loss		37,800		30,000
VIE Assets		78,900		53,000
Other investment vehicles | Variable interest entity, not primary beneficiary
Variable Interest Entity [Line Items]
Assets		1,111,500		899,900
Liabilities		0		0
Maximum Exposure to Loss		1,201,600		1,042,900
VIE Assets		$ 15,101,400		$ 15,735,500

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.